Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 527,469,116.70
Total Fee Amount	72,843.49
Total Offset Amount	0.00
Net Fee	$ 72,843.49
Offering Table N/A
Offset Table N/A	N/A